Acquisitions (Details Textual) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Apr. 28, 2014	Dec. 31, 2014
Business Combination, Consideration Transferred				$ 9,301
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	$ 9,301			9,301
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable				4,000
Payments to Acquire Businesses, Gross				1,381
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			1,050,000
RC Aluminum Industries, Inc. [Member]
Business Combination, Consideration Transferred		$ 1,900
RC Aluminum Industries, Inc. [Member] | Contracted Projects [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		$ 12,000
Glasswall Llc [Member]
Business Combination, Consideration Transferred	9,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	4,000
Payments to Acquire Businesses, Gross	$ 5,301
Debt Instrument, Term	15 years
Debt Instrument, Face Amount	$ 3,920			3,920
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	388,199
Glasswall Llc [Member] | One Sixty Thousand Square Foot Facility [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 5,167			5,167
Glasswall Llc [Member] | Miami Dade Notices of Acceptance [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 4,134			$ 4,134